SHORT - TERM DEBT AND LONG-TERM DEBT	12 Months Ended
Dec. 31, 2019
SHORT-TERM DEBT AND LONG-TERM DEBT
SHORT-TERM DEBT AND LONG-TERM DEBT

13.         SHORT - TERM DEBT AND LONG-TERM DEBT

Short-term debt

		As of December 31,
	Note	2018	2019

Bank of Shanghai	(i)	$21,817	$—
Bank of Beijing	(ii)	20,798	718
East West Bank	(iii)	—	20,182
Others	(iv)	7,272	10,177

Total		$49,887	$31,077
(i)

In May and August 2017, the Company entered into five short-term loan agreements with Bank of Shanghai for $12,296 in aggregate. The loans bear annual interest rates of 137.9% to 149.4% over the one-year loan interest rate quoted by the People’s Bank of China and have loan periods ranging from eight to eleven months. The Company repaid the loans in April 2018.

In February 2018, the Company entered into a loan agreement with Shanghai Bank for $10,181. The loan bears an annual interest rate of 130.0% over the one-year loan interest rate quoted by the People’s Bank of China and has a loan period of one year. The loan was due in February 2019 and has been paid in February 2019.

In April and May 2018, the Company entered into two loan agreements with Shanghai Bank for $11,636 in aggregate. Both loans bear an annual interest rate of 140.0% over the one-year loan interest rate quoted by the People’s Bank of China and have a loan period of one year. $7,272, and $4,364 of the loan were due in April and May 2019, respectively and had been repaid by the Company.

(ii)

In March, May and June 2018, the Company entered into four loan agreements with Bank of Beijing for $20,798 in aggregate. The loans bear annual interest rates of the Loan Prime Rate plus additional interest rate ranged from 0.05% to 1.355% with loan period of one year. $20,798 of the loans had been repaid by the Company in 2019.

In April 2019, the Company entered into a loan agreement with Bank of Beijing for $718 in aggregate. The loans bear annual interest rates of 5.665% with loan period of one year.The Company has defaulted and delayed the repayment of the loan. The Company is in the process of negotiation with the bank for an extension.

(iii)

In April 2019, the Company obtained an 18-month revolving line of credit of $7,182 with an annual interest of 5.22% from East West Bank (“Credit Agreement”). The Company drew $5,746 in April 2019, maturing in October 2019, and drew $1,436 in May 2019, maturing in May 2020 respectively. The $7,182 line of credit was guaranteed by a wholly owned subsidiary of Renren Inc. $5,814 has been repaid in October 2019, and renewed in October 2019, maturing in October 2020. The Company violated certain covenants related to financial requirements and the bank did not request immediate repayment of the loans. $1,436 has been repaid in May 2020. The Company is now under negotiation with East West Bank for further extension of the $5,746 outstanding balances.

In April 2019, the Company entered into a loan agreement with East West Bank for $2,000 with an annual interest rate equal to London Interbank Offered Rate (LIBOR) plus 1.2% due in March 2020. The loan was under an irrevocable standby letter of credit issued by East West Bank to the Company in April 2019 with the Company’s restricted cash pledged as security. $1 million has been repaid in June 2019 and renewed in July 2019. The Company has agreed with the bank to extend the repayment of the loan to August 2020 and negotiating for further extension.

In September 2019, according to the loan agreement with East West Bank, which was amended in June 2018 as mentioned in below note in long-term debt, the Company borrowed $7,000 from East West Bank with an annual interest rate equal to LIBOR rate plus 1.2% due in April 2020. As of December 31, 2019, the balance of long-term debt loan amounting to $4,000 was reclassified in short-term debt. In April and June 2020, the maturity date of the loan of $11,000 was extended to July 2020 and September 2020 with an annual interest rate equal to LIBOR rate plus 1.7%. The loan is secured by the Company's restricted cash.

For the borrows from East West Bank, the Company violated certain non-financial related covenants and the bank did not request immediate repayment of the loans.

(iv)In January 2018, the Company entered into two loan agreements with a third party individual for a total amounting to $6,109. The loans had an annual interest rate of 10% and were due in July 2018. In July 2018, the Company further refinanced the loans for another 6 months with the same interest rate. In January 2019, the Company further refinanced the loans for another 15 months with the same interest rate, and the agreements extends automatically when matures and become due if receiving written notice of repayment from the individual one-month in advance. As of December 31, 2019, the related loan balances was $6,034 considering the foreign currency exchange effect.

In April, May, June, July, August and September 2018, the Company entered into eighteen loan agreements with an individual, who was a former employee of the Company, for $17,787 in aggregate. The loans all bear an annual interest rate of 10.8% and have a period of one month. $17,496 was repaid in May and June 2018, and the remaining balance of $291 was repaid in October 2018.

In August 2018, the Company entered into two loan agreements with the individual for $872 in aggregate. The loans bear an annual interest rate of 10.8% and have a period of two months and four months, respectively. Upon maturity, the Company further renewed the loans for another 12 months with the same interest rate. The Company has fully repaid the loans in 2019.

In October 2018, the Company entered into a loan agreement with the individual for $291. The loan bears an annual interest rate of 10.8% and have a period of six months. Upon maturity, the Company further renewed the loans for another 8 months with the same interest rate. The amount is $287 as of December 31, 2019 considering the foreign currency exchange effect. The Company has agreed with the individual to extend the loan to June 30, 2021.

In January 2019, the Company entered into a loan agreement with the individual for $945. The loan bears an annual interest rate of 10.8% and have a period of ten months. $945 had been repaid by the Company in November 2019.

In. April 2019, the Company entered into a loan agreement with the individual for $409. The loan bears an annual interest rate of 10.8% and have a period of 12 months. The Company has agreed with the individual to extend the loan to June 30, 2021.

In December 2019, the Company entered into a loan agreement with a third party for $2,011. The loan bears an annual interest rate of 1.137% and have a period of one year. The Company repaid the loan in April 2020.

In December 2019, the Company entered into a loan agreement with a third party for $1,436. The loan bears a monthly interest of $29 and have a period of one month. The Company repaid the loan in January 2020.

Long-term debt

		As of December 31,
	Note	2018	2019

East West Bank	(i)	35,000	—

Total		$35,000	$—
(i)

In December 2016, the Company entered into a short-term loan agreement with East West Bank for $30,000. The loan beared an annual interest rate equal to the one-month LIBOR rate plus 1.2% and had a loan period of six month. In June 2017, the Company amended and extended the maturity date to April 2018. In October 2017, the Company repaid $10,000 of the loan balance. In January 2018, the Company further renewed its short-term loan agreement with East West Bank and replaced it with a long-term debt. The long-term debt has an annual interest rate equal to LIBOR rate plus 1.2% and is repayable on April 3, 2020. Accordingly, the $20,000 of the loan was reclassified as long-term debt as of December 31, 2017. In June 2018, the Company and East West Bank entered into an amendment on the loan agreement, pursuant to which East West Bank agreed to provide the Company maximum principle amount of $40,000 with an annual interest rate equal to LIBOR rate plus 1.2% and the maturity date of April 3, 2020.

During the year ended December 31, 2018, the Company repaid $12,000 and additionally borrowed $27,000 from East West Bank. The maturity date of the remaining balance is April 3, 2020 and the remaining loan balance bears an annual interest rate equal to LIBOR rate plus 1.2%.

During the year ended December 31, 2019, the Company repaid $31,000. As of December 31, 2019, the remaining balance of $4,000 was reclassified to short-term debt.